Commitments and Contingencies - Additional Information (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of commitments and contingencies [line items]
Capital commitments related to property, plant and equipment	¥ 175.9	$ 24.8	¥ 319.5